DISCONTINUED OPERATIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Schedule of major classes of assets and results of operations of the discontinued operations

The following table presents the major classes of assets of the discontinued operations as of December 31, 2023 (stated in thousands):

December 31,
2023
Fixed assets	$311
Finance lease right of use asset, net	118
Intangibles, net	98
Goodwill	1,910
Total assets	$2,437

The following table summarizes the results of operations of the discontinued operations (stated in thousands):

	Three Months Ended March 31,
	2024	2023
Revenue
Technical services	$1,318	$1,234
Professional services	1,320	1,874
Other	29	329
Revenue, net	2,667	3,437
Cost of revenues, excluding depreciation and amortization	2,363	2,694
Gross margin	304	743
Operating expenses
Sales and marketing	54	128
Depreciation and amortization	—	182
Total operating expenses	54	310
Income from discontinued operations	250	433
Other income (expense)
Gain on sale of assets	666	—
Interest expense	(8)	(8)
Total other income (expense)	658	(8)
Income from discontinued operations	908	425
Income tax expense	—	—
Net income from discontinued operations	$908	$425

The following table presents the major classes of assets of the discontinued operations (stated in thousands):

	December 31,	December 31,
	2023	2022
Fixed assets	$311	$70
Finance lease right of use asset, net	118	382
Intangibles, net	98	390
Goodwill	1,910	1,025
Total assets	$2,437	$1,867

The following table summarizes the results of operations of the discontinued operations (stated in thousands):

	Year Ended December 31,
	2023	2022
Revenue
Technical services	$2,991	$3,519
Professional services	3,785	8,476
Other	978	(1,490)
Revenue, net	7,754	10,505
Cost of revenues, excluding depreciation and amortization	11,380	12,658
Gross margin	(3,626)	(2,153)
Operating expenses
Sales and marketing	366	945
Depreciation and amortization	582	4,051
Total operating expenses	948	4,996
Loss from discontinued operations	(4,574)	(7,149)
Other expenses
Interest expense	(45)	(100)
Total other expense	(45)	(100)
Loss from discontinued operations	(4,619)	(7,249)
Income tax expense	(12)	—
Net loss from discontinued operations	$(4,631)	$(7,249)